Business combination - Summary of Fair Value of the Identifiable Assets Acquired and Liabilities Assumed (Detail) - PT Prime Agri Resources [Member] ₩ in Millions	Dec. 31, 2025 KRW (₩)
Assets
Cash and cash equivalents	₩ 69,692
Trade and other receivables	23,497
Inventories	58,942
Other assets	41,399
Net assets held for sale	160,710
Total Current assets	354,240
Property, plant and equipment	608,053
Right-of-use assets	2,968
Intangible assets	83,247
Biological assets	28,373
Other assets	76,144
Total Non-current assets	798,785
Liabilities
Trade and other payables	48,211
Borrowings	36,447
Other liabilities	216,791
Total current liabilities	301,449
Long-term borrowings	198,416
Other liabilities	84,994
Total Non-current liabilities	283,410
Net assets	₩ 568,166
Acquired ownership interest	65.70%
Net assets acquired	₩ 373,404
Consideration transferred	798,147
Goodwill	₩ 424,743